Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard Explorer Fund
Entity Central Index Key	0000034066
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000007081
Shareholder Report [Line Items]
Fund Name	Explorer™ Fund
Class Name	Investor Shares
Trading Symbol	VEXPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Explorer Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$19	0.41%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.41%	[1]
AssetsNet	$ 18,861,000,000
Holdings Count | Holding	733
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$18,861
Number of Portfolio Holdings	733
Portfolio Turnover Rate	23%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Communication Services	3.3%
Consumer Discretionary	11.3%
Consumer Staples	2.9%
Energy	3.9%
Financials	12.1%
Health Care	18.0%
Industrials	21.1%
Information Technology	17.2%
Materials	2.5%
Other	1.1%
Real Estate	3.3%
Utilities	1.3%
Other Assets and Liabilities—Net	2.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007082
Shareholder Report [Line Items]
Fund Name	Explorer™ Fund
Class Name	Admiral™ Shares
Trading Symbol	VEXRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Explorer Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$14	0.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.30%	[2]
AssetsNet	$ 18,861,000,000
Holdings Count | Holding	733
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of April 30, 2025)

Fund Net Assets (in millions)	$18,861
Number of Portfolio Holdings	733
Portfolio Turnover Rate	23%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets  (as of April 30, 2025)

Communication Services	3.3%
Consumer Discretionary	11.3%
Consumer Staples	2.9%
Energy	3.9%
Financials	12.1%
Health Care	18.0%
Industrials	21.1%
Information Technology	17.2%
Materials	2.5%
Other	1.1%
Real Estate	3.3%
Utilities	1.3%
Other Assets and Liabilities—Net	2.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature

[1]	Annualized.
[2]	Annualized.